Research and Development Payroll Tax Credits	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Research and Development Payroll Tax Credits
6. Research and Development Payroll Tax Credits
As of December 31, 2022 and 2021, the Company had research and development payroll tax credit receivables of $45 thousand and $351 thousand, respectively reflected in other current assets.